Investments in and Advances To Joint Ventures (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total impairment charges recorded for unconsolidated joint venture investments
Total impairments of joint venture investments	$ 2,921,000	$ 227,000	$ 184,584,000
Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments	1,300,000	200,000	117,700,000
Loan loss reserve	1,600,000		66,900,000
Total impairments of joint venture investments	2,900,000	200,000	184,600,000
DDR Markaz II LLC [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments	1,300,000
Various Coventry II Fund joint ventures [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments		200,000	52,400,000
DDRTC Core Retail Fund [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			55,000,000
DDR-SAU Retail Fund [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			6,200,000
DPG Realty Holdings [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			3,600,000
Central Park Solon/RO & SW Realty [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			$ 500,000